Property Plant and Equipment - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Property, Plant and Equipment (Detail) - Property, plant and equipment [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 3,200,378
Ending balance	3,062,433	¥ 3,200,378
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,360,354	8,030,920
Additions	484,778	588,360
Sales or disposal	(292,262)	(226,122)
Exchange differences on translating foreign operations	(182,458)	(32,900)
Other	(3,363)	96
Ending balance	8,367,049	8,360,354
Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,159,976)	(4,891,356)
Depreciation	(513,455)	(484,133)
Sales or disposal	251,799	190,741
Exchange differences on translating foreign operations	119,123	28,713
Other	(2,107)	(3,941)
Ending balance	(5,304,616)	(5,159,976)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	542,989
Ending balance	541,013	542,989
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	546,855	546,619
Additions	397	4
Reclassification	1,216	2,077
Sales or disposal	(1,543)	(2,519)
Exchange differences on translating foreign operations	(1,733)	478
Other		196
Ending balance	545,192	546,855
Land [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,866)	(3,684)
Sales or disposal	18	70
Exchange differences on translating foreign operations	(32)	79
Other	(299)	(331)
Ending balance	(4,179)	(3,866)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,006,935
Ending balance	978,031	1,006,935
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,231,274	2,168,768
Additions	7,725	16,550
Reclassification	58,706	69,978
Sales or disposal	(13,937)	(15,188)
Exchange differences on translating foreign operations	(34,039)	(9,627)
Other	(936)	793
Ending balance	2,248,793	2,231,274
Buildings and structures [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,224,339)	(1,166,635)
Depreciation	(75,561)	(75,754)
Sales or disposal	12,136	12,378
Exchange differences on translating foreign operations	16,217	6,460
Other	785	(788)
Ending balance	(1,270,762)	(1,224,339)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,375,538
Ending balance	1,353,015	1,375,538
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,305,139	5,040,301
Additions	134,604	129,307
Reclassification	359,442	366,463
Sales or disposal	(276,782)	(208,415)
Exchange differences on translating foreign operations	(140,296)	(23,354)
Other	(1,602)	837
Ending balance	5,380,505	5,305,139
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,929,601)	(3,718,703)
Depreciation	(437,894)	(408,379)
Sales or disposal	239,645	178,293
Exchange differences on translating foreign operations	103,037	21,937
Other	(2,677)	(2,749)
Ending balance	(4,027,490)	(3,929,601)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	274,916
Ending balance	190,374	274,916
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	277,086	275,232
Additions	342,052	442,499
Reclassification	(419,364)	(438,518)
Exchange differences on translating foreign operations	(6,390)	(397)
Other	(825)	(1,730)
Ending balance	192,559	277,086
Construction in progress [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,170)	(2,334)
Exchange differences on translating foreign operations	(99)	237
Other	84	(73)
Ending balance	¥ (2,185)	¥ (2,170)